Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 552,555	¥ 780,098	[1]
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		159,148	163,037	[1]
Impairment of intangible assets		667	16,591	[1]
Reversal of credit losses		(71,060)	(186,568)	[1]
Investment securities gains-net	[2],[3]	(422,998)	(176,149)	[1]
Foreign exchange losses (gains)-net		360,395	(152,647)	[1]
Equity in earnings of equity method investees-net		(140,014)	(88,717)	[1]
Provision for deferred income tax expense		68,680	76,774	[1]
Decrease in trading account assets, excluding foreign exchange contracts		73,602	2,413,956	[1]
Decrease in trading account liabilities, excluding foreign exchange contracts		(493,461)	(3,197,859)	[1]
Increase in accrued interest receivable and other receivables		(80,162)	(67,375)	[1]
Decrease in accrued interest payable and other payables		(45,948)	(28,880)	[1]
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		(86,561)	15,428	[1]
Increase in collateral for derivative transactions		(546,434)	(508,732)	[1]
Increase in cash collateral for the use of Bank of Japan's settlement infrastructure		(60,462)	(430,802)	[1]
Other-net		6,097	(304,979)	[1]
Net cash used in operating activities		(725,956)	(1,676,824)	[1]
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale debt securities (including proceeds from sales of debt securities under the fair value option)		29,447,103	36,345,499	[1]
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)		(27,222,037)	(35,755,864)	[1]
Proceeds from maturities of Held-to-maturity securities		377,310	670,897	[1]
Purchases of Held-to-maturity securities		(723,414)	(352,035)	[1]
Proceeds from sales and redemption of Equity securities (including proceeds from sales of equity securities under the fair value option)		1,069,888	1,176,962	[1]
Purchases of Equity securities (including purchases of equity securities under the fair value option)		(1,264,444)	(922,551)	[1]
Purchase of common stock in Bank Danamon, an equity method investee of BK		(132,335)
Net decrease in loans		507,521	485,079	[1]
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		289,196	2,602,481	[1]
Capital expenditures for premises and equipment		(60,694)	(72,807)	[1]
Purchases of intangible assets		(135,962)	(112,037)	[1]
Proceeds from sales of consolidated VIEs and subsidiaries-net		51,775	43,371	[1]
Other-net		58,278	(23,554)	[1]
Net cash provided by investing activities		2,262,185	4,085,441	[1]
Cash flows from financing activities:
Net increase (decrease) in deposits		(3,513,570)	718,227	[1]
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		583,900	1,189,329	[1]
Net decrease in due to trust account		(357,394)	(247,230)	[1]
Net increase in other short-term borrowings		221,701	340,236	[1]
Proceeds from issuance of long-term debt		2,767,744	3,340,765	[1]
Repayments of long-term debt		(2,295,485)	(1,448,268)	[1]
Proceeds from sales of treasury stock		2,270	1,219	[1]
Dividends paid		(131,654)	(120,911)	[1]
Payments for acquisition of treasury stock		(59,640)	(101,028)	[1]
Other-net		(32,406)	(57,792)	[1]
Net cash provided by (used in) financing activities		(2,814,534)	3,614,547	[1]
Effect of exchange rate changes on cash and cash equivalents		233,918	84,952	[1]
Net increase (decrease) in cash and cash equivalents		(1,044,387)	6,108,116	[1]
Cash and cash equivalents at beginning of period		75,873,456	64,019,219	[1]
Cash and cash equivalents: Cash, due from banks and interest-earning deposits in other banks		74,820,970	70,115,508	[1]
Cash and cash equivalents: Restricted cash included in other assets		8,099	11,827	[1]
Cash and cash equivalents at end of period		74,829,069	70,127,335	[1]
Cash paid during the period for:
Interest		658,461	480,203	[1]
Income taxes, net of refunds		153,902	134,396	[1]
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		¥ 2,733	3,045	[1]
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder
Increase in other liabilities	[1]		50,000
Decrease in noncontrolling interests	[1]		15,390
Decrease in capital surplus	[1]		34,751
Increase in accumulated other comprehensive income, net of taxes	[1]		¥ 141

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.
[2]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income in six months ended on September 30, 2018. For additional information, refer to Note1.
[3]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥95 million and ¥81 million; Other comprehensive income-net by ¥13 million and ¥4 million; Total credit losses by ¥108 million and ¥85 million, for the six months ended September 30, 2017 and 2018, respectively.